Related Party Transactions - Summary of Related Party Transactions (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)			¥ 0	¥ 0
China Eastern Airlines Grand Hotel Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Percentage of equity disposed	100.00%
Yunnan Civil Aviation Kaiya Information Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Percentage of equity disposed	49.00%
Beijing Xinghang Aviation Property Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Percentage of equity disposed	27.50%
Interest Expense on Loans [Member] | Aircraft [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		¥ 83	37	21
CEA Development Co., Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		5	0	0
CEA Development Co., Ltd. and its subsidiaries [member] | Equipment Maintenance Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		48	81	98
CEA Development Co., Ltd. and its subsidiaries [member] | Automobile Maintenance Service, Aircraft Maintenance, Providing Transportation Automobile and Other Products [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		2	4	13
CEA Development Co., Ltd. and its subsidiaries [member] | Property Management and Green Maintenance Expenses [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		185	195	205
CEA Development Co., Ltd. and its subsidiaries [member] | Payments on hotel accommodation service [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		120	122	134
Eastern Aviation Import & Export Co., Ltd. [member] | Payments on food and beverages [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		62	50	56
Eastern Aviation Import & Export Co., Ltd. [member] | Handling Charges for Purchase of Aircraft, Flight Equipment, Flight Equipment Spare Parts, Other Property, Plant and Flight Equipment and Repairs for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		135	132	142
Eastern Aviation Import & Export Co., Ltd. [member] | Payments on logistics services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		0		49
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		973	1,180	1,762
Shanghai Technologies Aerospace Co., Ltd. [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		179	184	221
Wheels & Brakes [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		0	45	144
Shanghai Hute Aviation Technology Co., Ltd. [member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		0	116	88
Eastern Aviation Advertising Service Co., Ltd. [member] | Payments on cabin cleaning services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		3	9	22
Eastern Aviation Advertising Service Co., Ltd. [member] | Advertising Expense [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		25	26	29
Eastern Aviation Advertising Service Co., Ltd. [member] | Media Royalty Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		14	14	15
China Kaiya [member] | Payments on system services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		16	18	16
Shanghai Collins Aviation Maintenance Service Co., Ltd. [member] | Equipment Maintenance Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		36	33	45
Travelsky technology limited [member] | Civil Aviation Information Network Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		230	552	753
Travelsky technology limited [member] | Disposal of a Subsidiary [member] | Yunnan Civil Aviation Kaiya Information Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		8	0	0
CASC [member] | Flight Equipment Spare Parts Maintenance [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		0	107	143
AFK [member] | Payments on Aviation Transportation Cooperation and Support Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		65	221	537
AFK [member] | Flight equipment spare parts maintenance and support services [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		22	10	19
AFK [member] | Aviation Transportation Cooperation Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		14	105	593
China Eastern Air Holding Company [member] | Payments on food and beverages [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		1,636	812	1,471
China Eastern Air Holding Company [member] | Interest Expense on Loans [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		41	32	27
Eastern Logistics [member] | Payments on logistics services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		103	115	53
Eastern Logistics [member] | Bellyhold Space Operation Cost [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		0		310
Eastern Logistics [member] | Transfer of the Pilots [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		29
Eastern Logistics [member] | Cargo Terminal Business Support Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		369	286	481
Eastern Logistics [member] | Bellyhold Container Management [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		13	13	13
Eastern Logistics [member] | Contractual revenue from Bellyhold Space [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		0		3,826
Eastern Logistics [member] | Freight logistics support services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		192	185	135
Eastern Logistics [member] | Software system and support services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		14	5	4
Eastern Logistics [member] | Exclusive operation transportation in relation to the passenger aircraft cargo business [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		8,309	4,895
Eastern Logistics [member] | Transfer of pilots [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		0		11
Eastern Logistics [member] | Rental Income for Intangible Assets [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		5	0	0
Eastern Logistics [member] | Rental Income for Cargo Terminal [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		81	0	0
Eastern Air Finance [member] | Interest Expense on Loans [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		21	5	5
Eastern Air Finance [member] | Interest Income on Deposits [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		20	24	15
Juneyao Air [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		4	0	0
Juneyao Air [Member] | Payments on Aviation Transportation Cooperation and Support Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		4	2	2
Juneyao Air [Member] | Flight equipment spare parts maintenance and support services [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		24	35	41
Juneyao Air [Member] | Transfer of pilots [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		4	22
Juneyao Air [Member] | Aviation Transportation Cooperation Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		16	14	11
Eastern Investments [Member] | Settlements of Lease Liabilities on Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		210	98	83
Eastern Investments [Member] | Disposal of a Subsidiary [member] | Beijing Xinghang Aviation Property Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		29	0	0
Eastern Investments [Member] | Payments on construction and and management agent [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		14	13	14
Shanghai Airlines Co., Ltd. [member] | Payments on hotel accommodation service [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		40	10	23
China Eastern Air Catering Investment Co Ltd [member] | Rental income for land and buildings under short- term leases
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		48	15	0
XIESA [Member] | Repairs and Maintenance Expense for Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		0	67	2
CES Lease Company [Member] | Settlements of Lease Liabilities on Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		7,245	6,667	5,779
CAE Melbourne [Member] | Flight Training Fee [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		0	41	70
CAE Melbourne [Member] | Interest income on loans [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		0	1	0
Eastern Air Catering | Lease payments for land and buildings [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		2	0	0
Eastern Air Catering | Sale of Goods [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		48	0	0
Eastern Air Catering | Catering Trolleys and Aircraft on Board Supplies [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		123
Sichuan Airlines Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		9	0	0
Sichuan Airlines Co Ltd [Member] | Disposal of a Subsidiary [member] | China Eastern Airlines Grand Hotel Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		97	0	0
Sichuan Airlines Co Ltd [Member] | Aviation Transportation Cooperation Services [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		10	0	0
Eastern Investment [Member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		3	0	0
Eastern Import and Export [Member] | Rental income for land and buildings under short- term leases
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		3	0	0
CEA Holdings [Member] | Settlements of Lease Liabilities on Aircraft and Engines [member]
Disclosure of transactions between related parties [Line Items]
Income or receipts/(expense or payments)		¥ 7	¥ 36	¥ 40